INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of intangible assets

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2024	25,729	1,372	27,102
Additions	3,878	129	4,008
Disposals/Retirements	(1)	—	(1)
Reclassification	—	—	—
Foreign exchange differences	(10)	38	28
12/31/2024	29,597	1,540	31,137
Accumulated amortization/write downs
1/1/2024	(11,452)	(684)	(12,136)
Amortization	(3,801)	(364)	(4,166)
Disposals/Retirements	—	131	131
Foreign exchange differences	10	(36)	(26)
12/31/2024	(15,243)	(952)	(16,196)
Carrying amount:
1/1/2024	14,278	689	14,966
12/31/2024	14,354	588	14,941

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2023	22,832	1,042	23,874
Additions	2,915	359	3,274
Disposals/Retirements	—	—	—
Reclassification	—	—	—
Foreign exchange differences	(17)	(28)	(46)
12/31/2023	25,729	1,372	27,102
Accumulated amortization/write downs
1/1/2023	(7,495)	(552)	(8,046)
Amortization	(3,975)	(158)	(4,133)
Disposals/Retirements	—	—	—
Foreign exchange differences	17	26	44
12/31/2023	(11,452)	(684)	(12,136)
Carrying amount:
1/1/2023	15,337	490	15,828
12/31/2023	14,278	689	14,966